As filed with the Securities and Exchange Commission on April 21, 2017

File No. 333-30470

ICA No. 811-09815

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒
And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42

THE ARBITRAGE FUNDS

(Exact name of Registrant as Specified in Trust Instrument)

41 Madison Avenue

42nd Floor

New York, New York 10010

(Address of Principal Executive Office)

(212) 584-2371

(Area Code and Telephone Number)

John S. Orrico

Water Island Capital, LLC

41 Madison Avenue, 42nd Floor

New York, NY 10010

(Name and Address of Agent for Service)

Copy to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2017.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John S. Orrico	President and Chairman of the Board of Trustees	April 21, 2017
John S. Orrico

/s/ Monique Labbe	Chief Financial Officer	April 21, 2017
Monique Labbe

Jay N. Goldberg*	Trustee	April 21, 2017
Jay N. Goldberg

John C. Alvarado*	Trustee	April 21, 2017
John C. Alvarado

Robert P. Herrmann*	Trustee	April 21, 2017
Robert P. Herrmann

Burton Lehman*	Trustee	April 21, 2017
Burton Lehman

Stephen R. Byers*	Trustee	April 21, 2017
Stephen R. Byers

Francis X. Tracy*	Trustee	April 21, 2017
Francis X. Tracy

* /s/ John S. Orrico
John S. Orrico
Attorney-in-fact
April 21, 2017

Exhibit Index

Exhibit No.	Description
EX-101. INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase